UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2017

Natixis Seeyond International Minimum Volatility ETF

TABLE OF CONTENTS

Portfolio Review  page   1

Portfolio of Investments page    4

Financial Statements  page   9

Notes to Financial Statements page 13

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Managers	NYSE Arca: MVIN
Frédéric Babu
Alexander J. Nary
Nicolas Just, CFA®
Juan-Sebastian Caicedo, CFA®
Natixis Asset Management U.S., LLC (“Natixis AM U.S.”)

Investment Goal

The Fund seeks long-term capital appreciation with less volatility than typically experienced by international equity markets.

Total Returns — June 30, 20173

		Life of Fund	Expense Ratios[4]
	6 Months	(Inception 10/25/16)	Gross	Net
NAV[1]	15.02%	11.21%	2.89%	0.55%
Market[1]	14.99	11.24

Comparative Performance
MSCI EAFE (Net)[2]	13.81	15.03

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

1	The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade on the secondary market until October 27, 2016, NAV is used as a proxy for the market price prior to that date. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

2	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense contractual limit set to expire on 4/30/18. When a Fund’s expenses are below the contractual limit, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expenses.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling 800-458-7452; through the Fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the period from October 25, 2016 through June 30, 2017 is available on the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a shareholder, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage charges, and (2) ongoing costs, including management fees and other fund expenses. These ongoing costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other funds.

The first line in the table shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2017 through June 30, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Actual	$1,000.00	$1,150.20	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.81

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement), including interest expense, of 0.56%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks — 99.4%
	Australia — 1.9%
777	Cochlear Ltd.	$92,835
10,773	Sonic Healthcare Ltd.	200,545

		293,380

	Belgium — 0.4%
1,127	Colruyt S.A.	59,372

	Canada — 8.6%
3,871	BCE, Inc.	174,326
2,807	Emera, Inc.	104,353
567	Fairfax Financial Holdings Ltd.	245,728
1,995	Intact Financial Corp.	150,702
1,729	Metro, Inc.	56,904
3,332	Open Text Corp.	105,166
5,236	Shaw Communications, Inc., Class B	114,225
2,940	SNC-Lavalin Group, Inc.	127,117
1,386	TELUS Corp.	47,850
2,583	Thomson Reuters Corp.	119,589
1,701	TransCanada Corp.	81,089

		1,327,049

	Denmark — 3.2%
875	Coloplast AS, Series B	73,114
4,536	ISS AS	178,156
9,387	William Demant Holding AS(b)	242,953

		494,223

	Finland — 1.7%
3,528	Elisa Oyj	136,721
1,960	Orion OYJ, Class B	125,138

		261,859

	France — 6.7%
162	Dassault Aviation S.A.	226,206
175	Hermes International	86,476
497	Iliad S.A.	117,560
1,232	Societe BIC S.A.	146,201
4,354	Thales S.A.	468,648

		1,045,091

	Germany — 3.7%
5,306	K&S AG	135,871
1,988	Merck KGaA	240,115
903	SAP SE	94,318
1,960	United Internet AG	107,778

		578,082

	Hong Kong — 4.1%
182,000	HKT Trust & HKT Ltd.	239,172
30,800	Hong Kong & China Gas Co. Ltd.	57,912
49,000	Techtronic Industries Co. Ltd.	225,310

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Hong Kong — (continued)
28,000	Yue Yuen Industrial Holdings Ltd.	$116,197

		638,591

	Ireland — 2.4%
1,372	DCC PLC	124,908
2,219	Ryanair Holdings PLC, Sponsored ADR(b)	238,787

		363,695

	Israel — 4.6%
1,456	Azrieli Group Ltd.	80,974
21,980	Bank Leumi Le-Israel BM	106,928
126,336	Bezeq The Israeli Telecommunication Corp. Ltd.	209,875
728	Elbit Systems Ltd.	89,801
12,334	Mizrahi Tefahot Bank Ltd.	224,521

		712,099

	Italy — 1.1%
3,038	Luxottica Group SpA	175,748

	Japan — 29.7%
20,300	Amada Holdings Co. Ltd.	234,269
42,000	Aozora Bank Ltd.	159,822
77	Daiwa House REIT Investment Corp.	182,719
2,100	Eisai Co. Ltd.	115,852
1,400	FamilyMart UNY Holdings Co. Ltd.	80,036
1,400	FANUC Corp.	269,544
700	Fast Retailing Co. Ltd.	232,887
4,200	Japan Airlines Co. Ltd.	129,725
49	Japan Prime Realty Investment Corp.	169,687
35	Japan Real Estate Investment Corp.	173,950
7,000	Kajima Corp.	59,000
2,100	Kyocera Corp.	121,472
1,100	Lawson, Inc.	76,871
7,000	Mitsubishi Tanabe Pharma Corp.	161,565
4,900	Mitsui & Co. Ltd.	69,944
21,000	Nagoya Railroad Co. Ltd.	97,835
7,000	NH Foods Ltd.	212,536
2,800	Nikon Corp.	44,710
21	Nippon Prologis REIT, Inc.	44,698
7,000	NTT Data Corp.	77,795
33,600	Obayashi Corp.	394,626
2,800	Oriental Land Co. Ltd.	189,397
3,500	Secom Co. Ltd.	265,281
9,100	Seibu Holdings, Inc.	168,044
1,400	Shimamura Co. Ltd.	171,274
9,100	Showa Shell Sekiyu KK	84,305
2,100	THK Co. Ltd.	59,373
14,000	Toray Industries, Inc.	117,041
1,400	Trend Micro, Inc.	72,069
60,900	Yamada Denki Co. Ltd.	302,131

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Japan — (continued)
4,200	Yokogawa Electric Corp.	$67,252

		4,605,710

	Luxembourg — 1.1%
2,212	RTL Group S.A.	167,023

	New Zealand — 3.2%
33,537	Contact Energy Ltd.	128,041
12,621	Ryman Healthcare Ltd.	76,671
105,567	Spark New Zealand Ltd.	292,419

		497,131

	Singapore — 7.0%
82,900	CapitaLand Mall Trust	118,923
54,600	ComfortDelGro Corp. Ltd.	91,215
213,057	Hutchison Port Holdings Trust	91,615
55,300	SATS Ltd.	205,254
36,400	Singapore Airlines Ltd.	267,563
28,000	Singapore Exchange Ltd.	149,279
80,500	StarHub Ltd.	159,041

		1,082,890

	Sweden — 0.6%
2,520	Swedish Match AB	88,749

	Switzerland — 14.9%
840	Baloise Holding AG, (Registered)	129,824
427	EMS-Chemie Holding AG, (Registered)	314,828
196	Geberit AG, (Registered)	91,408
1,568	Kuehne & Nagel International AG, (Registered)	261,633
1,855	Nestle S.A., (Registered)	161,435
959	Novartis AG, (Registered)	79,808
763	Partners Group Holding AG	473,046
1,225	Sonova Holding AG, (Registered)	198,908
189	Straumann Holding AG	107,518
3,052	Swiss Prime Site AG, (Registered)	277,223
434	Swisscom AG, (Registered)	209,419

		2,305,050

	United Kingdom — 4.5%
10,227	BAE Systems PLC	84,383
4,704	Carnival PLC	311,238
3,588	Compass Group PLC	75,695
4,067	GlaxoSmithKline PLC	86,633
25,333	Royal Mail PLC	138,975

		696,924

	Total Common Stocks (Identified Cost $14,333,733)	15,392,666

	Total Investments — 99.4% (Identified Cost $14,333,733)(a)	15,392,666
	Other assets less liabilities — 0.6%	94,655

	Net Assets — 100.0%	$15,487,321

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $14,333,733 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,354,620
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(295,687)

	Net unrealized appreciation	$1,058,933

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2017 (Unaudited)

Diversified Telecommunication Services	9.3%
Aerospace & Defense	5.6
Pharmaceuticals	5.1
Capital Markets	4.9
Health Care Equipment & Supplies	4.7
Specialty Retail	4.6
Airlines	4.1
Construction & Engineering	3.8
Commercial Services & Supplies	3.7
Hotels, Restaurants & Leisure	3.7
Chemicals	3.7
Machinery	3.6
Insurance	3.4
Banks	3.1
Food Products	2.4
Textiles, Apparel & Luxury Goods	2.3
Real Estate Management & Development	2.3
REITs — Office Property	2.2
Other Investments, less than 2% each	26.9

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Currency Exposure Summary at June 30, 2017 (Unaudited)

Japanese Yen	29.7%
Swiss Franc	14.9
Euro	14.7
Canadian Dollar	8.6
Singapore Dollar	6.4
British Pound	5.3
Israeli Shekel	4.6
Hong Kong Dollar	4.1
New Zealand Dollar	3.2
Danish Krone	3.2
United States Dollar	2.2
Other, less than 2% each	2.5

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

ASSETS
Investments at cost	$14,333,733
Net unrealized appreciation	1,058,933

Investments at value	15,392,666
Cash	35,991
Foreign currency at value (identified cost $54,033)	54,479
Receivable from investment adviser (Note 5)	20,699
Receivable for securities sold	1,497
Dividends receivable	19,699
Tax reclaims receivable	13,426

TOTAL ASSETS	15,538,457

LIABILITIES
Deferred Trustees’ fees (Note 5)	3,961
Administrative fees payable (Note 5)	572
Other accounts payable and accrued expenses	46,603

TOTAL LIABILITIES	51,136

NET ASSETS	$15,487,321

NET ASSETS CONSIST OF:
Paid-in capital	$13,965,262
Undistributed net investment income	187,390
Accumulated net realized gain on investments and foreign currency transactions	274,595
Net unrealized appreciation on investments and foreign currency translations	1,060,074

NET ASSETS	$15,487,321

COMPUTATION OF NET ASSET VALUE
Net assets	$15,487,321

Shares of beneficial interest	350,000

Net asset value, offering and redemption price per share	$44.25

See accompanying notes to financial statements.

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Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$10
Dividends	257,863
Less net foreign taxes withheld	(27,056)

230,817

Expenses
Management fees (Note 5)	36,047
Administrative fees (Note 5)	3,223
Trustees’ fees and expenses (Note 5)	8,494
Audit and tax services fees	30,917
Custodian Fees and Expenses	17,303
Legal fees	4,651
Shareholder reporting expenses	2,810
Miscellaneous expenses	13,788

Total expenses	117,233
Less waiver and/or expense reimbursement (Note 5)	(77,120)

Net expenses	40,113

Net investment income	190,704

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	375,462
Foreign currency transactions	204
Net change in unrealized appreciation (depreciation) on:
Investments	1,455,798
Foreign currency translations	1,313

Net realized and unrealized gain on investments and foreign currency transactions	1,832,777

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,023,481

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Period Ended December 31, 2016(a)
FROM OPERATIONS:
Net investment income	$190,704	$36,979
Net realized gain (loss) on investments and foreign currency transactions	375,666	(102,688)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,457,111	(397,037)

Net increase (decrease) in net assets resulting from operations	2,023,481	(462,746)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(40,950)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	—	13,967,536

Net increase in net assets	2,023,481	13,463,840
NET ASSETS
Beginning of the period	13,463,840	100,000

End of the period	$15,487,321	$13,463,840

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$187,390	$(3,314)

(a)	From commencement of operations on October 25, 2016 through December 31, 2016.

See accompanying notes to financial statements.

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Financial Highlights

For a share outstanding throughout each period.

	Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016*
Net asset value, beginning of the period	$38.47		$39.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.54		0.11
Net realized and unrealized gain (loss)	5.24		(1.43)

Total from Investment Operations	5.78		1.32

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)

Net asset value, end of the period	$44.25		$38.47

Total return(b)	15.02%		(3.31)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,487		$13,464
Net expenses(c)(d)	0.56	%(e)	0.55%
Gross expenses(c)	1.63	%(e)	2.61%
Net investment income(c)	2.65%		1.49%
Portfolio turnover rate(f)	56%		20%

*	From commencement of operations on October 25, 2016 through December 31, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Had certain expenses not been waived/ reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.55% and the ratio of gross expenses would have been 1.62%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization.  Natixis Seeyond International Minimum Volatility ETF (the “Fund”) is the sole series of Natixis ETF Trust (the “Trust”), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Fund. Shares of the Fund are listed for trading on the NYSE Arca, Inc. and traded on other exchanges.

The Fund is a diversified investment company.

The Fund issues and redeems shares of the Fund on a continuous basis through ALPS Distributors, Inc. (“ALPS”). The Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the Plan without further shareholder approval.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”).

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day,

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser and subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax period as of June 30, 2017 and has concluded that no provisions for income tax are required. The Fund’s federal tax return for the prior fiscal period remains subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s

15  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses and distributions in excess of income and/or capital gains. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the period ended December 31, 2016 was as follows:

2016 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$40,950	$ —	$40,950

|  16

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

As of December 31, 2016, capital loss carryforwards and late-year ordinary loss deferrals were as follows:

Capital loss carryforward:
Short-term:
No expiration date	$(95,614)

Late-year ordinary loss deferrals*	$(1,617)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. The Fund deferred foreign currency losses.

f.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

g.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Fund’s financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

17  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,392,666	$—	$—	$15,392,666

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended June 30, 2017, purchases and sales of securities (excluding in-kind transactions and short-term investments) were $8,180,895 and $8,043,546 respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) serves as investment adviser to the Fund. NGAM Advisors is a wholly-owned subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.50%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

NGAM Advisors has entered into a subadvisory agreement with Natixis Asset Management U.S., LLC (“Natixis AM US”). Natixis AM US is a subsidiary of Natixis Asset Management, which is in turn a subsidiary of Natixis Global Asset Management. Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rates of 0.30%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Payments to NGAM Advisors are reduced by the amount of payments to the subadviser, as calculated based on above.

NGAM Advisors has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of

|  18

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2018, and may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2017, the expense limit as a percentage of average daily net assets under the expense limitation agreement is 0.55%.

NGAM Advisors shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) in later periods to the extent the annual operating expenses of the Fund falls below the Fund’s expense limits, provided, however, the Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2017, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$36,047	$36,047	$—	0.50%	—%

[1]	Management fee waiver is subject to possible recovery until December 31, 2018.

For the six months ended June 30, 2017, expenses have been reimbursed in the amount of $41,073. This expense reimbursement is subject to possible recovery until December 31, 2018.

No expenses were recovered during the six months ended June 30, 2017 under the terms of the expense limitation agreement.

b.  Administrative Fees.   NGAM Advisors provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among the Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

19  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the administrative fees for the Fund were $3,223.

c.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

d.  Affiliated Ownership.  As of June 30, 2017, Natixis US and affiliates held shares of the Fund representing 71.84% of the Fund’s net assets. Investment activities of affiliated shareholders could have material impacts on the Fund.

|  20

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

6.  Risk.  The Fund has exposure to certain types of risk as summarized below.

a.  Authorized Participant Concentration Risk.  Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

b.  Foreign Securities Risk.  Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Foreign securities held by the Fund may trade on foreign exchanges that are closed when the securities exchange on which the Fund shares trade is open, which may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Fund’s quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

c.  Premium/Discount Risk.  Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

d.  Secondary Market Trading Risk.  Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

e.  Trading Issues Risk.  Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

21  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

7.  Capital Shares.  Shares of the Fund may be acquired or redeemed directly from the Fund by Authorized Participants only in aggregations of 50,000 shares (“Creation Units”) or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Fund’s Distributor.

A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.

The Fund imposes a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2017		Period Ended December 31, 2016(a)
	Shares	Amount	Shares	Amount
Issued from the sale of shares	—	$—	350,000	$13,966,839
Redeemed	—	—	(2,500)	(99,303)

Net change	—	$—	347,500	$13,867,536

Increase (decrease) from capital share transactions	—	$—	347,500	$13,867,536

(a)	From commencement of operations on October 25, 2016 through December 31, 2016.

|  22

Other Information

Premium/Discount Analysis (Unaudited)

Fund shares are bought and sold on the secondary market at current market prices. Premium/discount represents the difference between the market price (midpoint between the highest bid and lowest offer on the primary listing exchange) and net asset value (“NAV”) of Fund shares determined as of the close of the NYSE. Premium/discount will fluctuate regularly based on the supply of, and demand for, shares of the Fund. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell shares.

The frequency distribution of discounts and premiums, as stated in days, for the period from the beginning of secondary market trading on October 27, 2016 through June 30, 2017 is as follows:

Market Price Above NAV (Premium)			Market Price Below NAV (Discount)
0.00 - <0.50%	0.50 - <1.00%	1.00 - <1.50%	0.00 - <0.50%	0.50 - <1.00%	1.00 - <1.50%
119	6	1	43	1	—

Data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results.

23  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By: /s/ David L. Giunta

Name:    David L. Giunta

Title:      President and Chief Executive Officer

Date:      August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:    David L. Giunta

Title:      President and Chief Executive Officer

Date:      August 22, 2017

By:     /s/ Michael C. Kardok

Name:    Michael C. Kardok

Title:      Treasurer

Date:      August 22, 2017